Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share
Amount Registered | shares	10,997,856
Proposed Maximum Offering Price per Unit	307.465
Maximum Aggregate Offering Price	$ 3,381,455,795.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 517,700.88
Offering Note	The filing fee, calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), has been transmitted to the Securities and Exchange Commission (the "SEC") in connection with the securities offered by the means of this prospectus supplement, which relates to the resale or other distribution by the selling stockholders referenced herein of up to 10,997,856 shares of the registrant's Class A common stock. In accordance with Rules 456(b) and 457(r) under the Securities Act, this "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR (File No. 333-287084) filed with the SEC on May 8, 2025. Amount Registered represents, pursuant to Rule 416 under the Securities Act, the shares being registered in this prospectus supplement including an indeterminate number of shares of Class A common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price are estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the registrant's Class A common stock as reported on The Nasdaq Global Select Market on August 8, 2025, which was $307.465.